17. RELATED PARTIES TRANSACTIONS (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Other operating expenses	$ 7,526	$ 3,892	$ 3,896
OCP
Disclosure of transactions between related parties [line items]
Other operating expenses	265	0	0
Foundation
Disclosure of transactions between related parties [line items]
Other operating expenses	(76)	(55)	(27)
Total related parties
Disclosure of transactions between related parties [line items]
Other operating expenses	$ (341)	$ (55)	$ (27)